Debt - Summary of Reconciliation of Changes in Fair Value for the Company's Convertible Loans Using Inputs Classified as Level 3 (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Balance at December 31, 2020	$ 86,357
Debt extinguishment of convertible loans	(36,782)	$ 0
Change in fair value	26,242
Proceeds from issuance of convertible loans	75,200	$ 0	$ 43,451	$ 0
Balance as of June 30, 2021	$ 151,017		$ 86,357